INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position
Other non-current assets	[1]	$ 234	$ 192
Cash and cash equivalents		1,732	1,689
Other current assets		216	241
Debt and derivatives		(5,145)	(4,694)
Total equity		1,634	1,257	$ 1,071	$ 767
Equity holders of the parent		1,340	1,099
Non-controlling interests		294	158
KaR-Tel
Statement of financial position
Property and equipment		689	532
Intangible assets		168	160
Other non-current assets		37	41
Trade and other receivables		115	33
Cash and cash equivalents		55	51
Other current assets		72	33
Debt and derivatives		(496)	(358)
Provisions		(10)	(8)
Other liabilities		(349)	(253)
Total equity		281	231
Equity holders of the parent		211	173
Non-controlling interests		70	$ 58
KGL
Statement of financial position
Property and equipment		849
Intangible assets		491
Other non-current assets		90
Trade and other receivables		37
Cash and cash equivalents		455
Other current assets		200
Debt and derivatives		(516)
Provisions		(19)
Other liabilities		(288)
Total equity		1,299
Equity holders of the parent		1,164
Non-controlling interests		$ 135

[1]	* Certain prior period comparatives have been represented to conform with the current year presentation.